LOEB & LOEB LLP

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                                                                   TELEPHONE:  212.407.4000
A LIMITED LIABILITY PARTNERSHIP       345 PARK AVENUE              FACSIMILE:  212.407.4990
INCLUDING PROFESSIONAL CORPORATIONS   NEW YORK, NY  10154-0037     www.loeb.com
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L&L

Direct Dial: 212-407-4827
Direct Fax:  212-214-0686
e-mail: dfischer@loeb.com


                                                   June 8, 2005
Jennifer G. Williams
Special Counsel
Securities and Exchange Commission
Washington DC  20549-0402

         Re:      AVP, Inc.
                  Registration Statement on Form SB-2
                  File No. 333-124084

Dear Ms. Williams:

                  Our responses to your May 13, 2005 letter regarding the captioned matter are numbered to correspond to the paragraph numbers of your letter, of which a copy is enclosed.

                  1. Corporate action to increase the authorized Common Stock will be taken before we request acceleration of effectiveness of the registration statement. We are preparing proxy material, which we hope to file shortly, in preparation for the meeting.

                  2. Per our telephone discussion, this confirms that the private placement closed February 28, 2005.

                  3. It is more accurate to say that shares reserved for player options had been allocated--they have not yet been granted. The stock options will be distributed among the players pursuant to an effective registration statement under the Securities Act, unless an exemption is determined to be available.

                  4. Management did not hold any media interviews that discussed the Company's strategies and growing scope of business opportunities. Management has indicated in meetings with several analysts that at some point in the future the Company would consider expanding into indoor volleyball and would also explore commerce opportunities in the volleyball industry (e.g., instructional

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LOEB & LOEB

June 8, 2005
Page 2

camps, equipment catalogues) as well as expanding its sales force to take advantage of other underdeveloped sports properties. However, no specific targets were identified and no specific timetable was set for commencing such initiatives.

                  5. Please see response 4.

                  6. We have added a cross reference in compliance with the comment.

                  7. This information is disclosed at the end of the third paragraph.

                  8. We have deleted this material, in compliance with the comment.

                  9. We have added the requested information to the Summary, under the sub-caption, Summary Financial Information.

                  10. We have added the requested information to the Summary, under the sub-caption, Summary Financial Information.

                  11. We have revised the material for clarity, under the sub-heading, Shares Being Offered for Resale.

                  12. We have revised the risk factors, in compliance with the comment.

                  13. We have highlighted the sub-headings in compliance with the comment.

                  14. We have added the suggested risk factor, captioned, "We compete with other sports leagues for corporate advertising budgets."

                  15. We have added the suggested risk factor, captioned, "We may require additional financing."

                  16. We have modified the risk factor previously captioned "Shares eligible for future sale," to reflect this comment.

                  17. We have added a risk factor captioned "Potential Control by Management."

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LOEB & LOEB

June 8, 2005
Page 3

                  18. We have added a risk factor captioned "Potential Control by Holders of Series B Convertible Preferred Stock."

                  Since we intend to authorize the required additional Common Stock before the registration statement becomes effective, this risk factor, as well as the first two risk factors under "Risks Relating to Our Securities" will be deleted, and the third risk factor will be deleted, but any material penalty required by AVP to have paid will be described elsewhere in the prospectus, as appropriate.


                  19. The basis for each of the statements is as follows:

      o "We own and operate every significant professional beach volleyball event in the United States": AVP is the only organization that puts on beach volleyball tournaments that offer any significant prize money. The minimum prize money this year is $175,000. To AVP's knowledge, no other tournament in this country offers as much as $10,000. Moreover, no player under contract with AVP is permitted to play in these tournaments. AVP's beach volleyball tournaments are the only ones in the United States that are televised nationally on broadcast or cable television. AVP athletes are the only beach volleyball players to represent the United States at the Olympic Games. AVP athletes have won gold medals at all 3 Olympic Games where beach volleyball was a medal sports (Atlanta in 1996, Sydney in 2000, and Athens in 2004). Only AVP athletes have represented the United States in major international professional beach volleyball competitions.

      o "The AVP Tour is the sole nationally and internationally recognized U.S. professional beach volleyball tour": The AVP Tour is the recognized national tour by both the United States national governing body for volleyball (United States Volleyball Association) and the international governing body (FIVB).

      o "...of its popularity with a demographic group considered highly desirable by advertisers--educated, affluent, 18 to 34 year-old, consumers":
This is based on independent research conducted by Sports Management Research Institute (SMRI), a leading sports research firm.

      o "[B]each volleyball enjoys significant popularity in the United States and worldwide": Over 20 million people participate in volleyball annually (as

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LOEB & LOEB

June 8, 2005
Page 4

reported by Sporting Goods Manufacturer's Association 2001 survey). Outside the United States, more than 750,000 fans attended professional beach volleyball events in 2004 (as reported by FIVB).

      o "...is one of the most popular sports at the Summer Olympics": Beach volleyball received substantial prime-time coverage and high ratings during the 2004 Summer Olympic Games. For example, beach volleyball's primetime Nielsen rating average was 16.7 compared to an overall Olympic primetime rating average of 15.8. Also, the average primetime rating at the start of each beach volleyball broadcast was 15.3 which increased to an average finishing rating of
18.1. Attendance at the beach volleyball competition totaled 170,000 during the Games; the beach volleyball competition was one of the few competitions in Athens to have capacity crowds.

      20. We believe that Item 601(b)(10) does not require filing of material agreements made in the ordinary course of business, except for agreements upon which the issuer's business is substantially dependent. AVP had 11 sponsorships in 2003; 14, in 2004; and 15 to date in 2005, notwithstanding that three sponsors from 2004 did not return in 2005. Of AVP's current sponsors, only four have agreements that extend to 2006; three that extend to 2007; and one through 2008. AVP does not have a contract beyond 2005 with the sponsor that contributed the greatest amount of revenue for 2004. From this, we believe it is clear that AVP's continued operations depend far more on successful negotiation of sponsorships, annually, than agreements with any single or small group of sponsors. On reflection, we have added a risk factor to this effect. Because most contracts are re-negotiated each year, however, we consider them made in the ordinary course of business.

      A single sponsor accounted for more than 10% of AVP's 2004 revenue, pursuant to an agreement that expires this year, as noted. Although Regulation S-K, Item 101(c)(vii) requires identification of a single customer accounting for more than 10% of an issuer's sales (if loss of the customer would materially and adversely affect the issuer), the parallel provision of Regulation S-B, Item 101(b)(6), omits such a requirement, reflecting, we believe, the SEC's recognition of the harm that such disclosure might cause a small business issuer.

      If we identify this sponsor, third parties, such as competitors, using other information available in the financial statements and notes, could accurately assess not only the dollar amount of revenue contributed by that

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LOEB & LOEB

June 8, 2005
Page 5

sponsor, but the identity and amounts of contributions by other of our larger-volume sponsors. Based on those amounts and the amounts of commercial time broadcast, the rates paid by AVP's sponsors also could be determined. Competitors' (or sponsors') knowledge of AVP's rates would impair its ability to negotiate with sponsors for their best prices. Additionally, sponsors might be wary of doing business with AVP, if it appeared that information the sponsors wished to keep confidential, contained in what to them are agreements of minor importance, would have to be disclosed because of the contract's relative significance to the small business counterparty.

      AVP would request confidentiality regarding any sponsor agreement it files as an exhibit, regarding not only the financial information, but the party's identity, as well. Other than the information that AVP would seek to redact, the terms of these agreements are not material to investors.

      21. The financial statement disclosures have been revised and are now consistent with the forepart of the prospectus.

      22. The NBC and Fox contracts are not in writing. The disclosure regarding the NBC and Fox agreements, as well with OLN, sets forth all material terms, other than confidential terms, such as pricing.

      23. We have added material to the fourth paragraph under the caption "Business--Operations" in compliance with this comment and have filed a form of player contract. AVP does not consider its business substantially dependent on any particular player or small group of players.

      24. We have added material as the first bullet in the fourth paragraph under the caption "Business--Operations" in compliance with this comment.

      25. We have revised to clarify that AVP received gross merchandising revenue in 2003 when AVP outsourced its merchandising to a third party, but that AVP sold merchandising in-house in 2004 and therefore incurred cost of merchandising sales which greatly reduced the net merchandising revenue realized by AVP.

      26. We have added the requested disclosure, in compliance with the comment.

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LOEB & LOEB

June 8, 2005
Page 6

            27. We have revised this section in accordance with the comment.

            28. Mr. Painter did not in any circumstance solicit investors. He gave Association officers advice regarding valuation of the Association, financial modeling, and structure of financings. He also consulted with the officers regarding proposed transactions and participated in merger negotiations between the Association and AVP, as well as terms of financings with the broker dealer for the Series B Convertible Preferred Stock and Common Stock Purchase Warrant Units offering.

            29. We have revised this paragraph to clarify that the Association, rather than AVP, was the party to the transactions referred to.

            30. The amendment increasing the authorized Common Stock to 40,000,000 shares is included in Exhibit 3 to Form 8-K filed March 2, 2005, which we incorporated by reference as Exhibit 3.1.

            31. The Series A Convertible Preferred Stock has no dividend preference over the Common Stock.

            32. We have modified the risk factor previously captioned "Shares eligible for future sale," to reflect this comment.

            33. We have included rows totaling the columns, as suggested in the comment.

            34. The total of the percentages exceeds 100%, because of the means of calculating the percentages required by the last sentence of Rule 13d-3(d)(i). Under this rule, each stockholder's shares of Common Stock underlying the Series A Preferred Stock, the Series B Preferred Stock, or Common Stock purchase warrants is considered outstanding solely for the purpose of calculating that stockholder's percentage ownership.

            For example, Fox's percentage is calculated by dividing the amount of Common Stock underlying Fox's Series A Preferred Stock by the sum of such amount of Common Stock plus only the number of shares of Common Stock actually outstanding: 16,785,929/(16,785,929 + 30,035,615) = 35.85%.

            AEG's percentage ownership is similarly calculated as 11,292,614/(11,292,614 + 30,035,615) = 27.32%, and the percentage for each of

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LOEB & LOEB

June 8, 2005
Page 7

Crestview and Highbridge is calculated as 8,952,120/(8,952,120 + 30,035,615) = 22.96%.

      The total of the percentages for these four holders exceeds 100%, because none of the underlying shares held by any of them (or any other selling stockholder) is included in the calculation of beneficial ownership of any other of them.

      The percentages would be significantly smaller and would total 100%, if it were assumed, for purposes of the calculations, that all convertible preferred stock and warrants held by all selling stockholders had been converted or exercised. In that case, for example, Fox's percentage would be calculated as 16,785,929/(114,248,948 + 30,035,615) = 11.63%. However this calculation would not conform to Rule 13d-3.

      35. Maxim has not had any formal or informal discussions with the selling stockholders with respect to the resale of their shares of common stock. If a selling stockholder requests that Maxim sell their shares on their behalf, Maxim intends to sell such shares on an agency and unsolicited basis.

      Per our telephone conversation, we have filed the lock-up agreements.

      36. We have included a statement to such effect in the second paragraph under the caption Selling Stockholders--Selling Stockholder Table.

      37. We have revised this paragraph in accordance with the comment.

      38. We have been advised as follows:

      o SF Capital Partners is affiliated with two NASD broker-dealers, Reliant Trading and Shepherd Trading.

      o Daniel D. Hickey is a partner at Thomas Group Capital, an NASD member; he is the General Partner of Stepping Stone Partners.

      o Kellogg Capital Group LLC is an NASD member. o Highbridge International LLC is an affiliate of a broker dealer.

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LOEB & LOEB

June 8, 2005
Page 8

      o James Sullivan is a registered representative with Maxim Group, LLC, which acted as placement agent for the Series B Preferred Stock and Common Stock Purchase Warrants private offering.

      o     Crestview Capital Markets LLC is affiliated with an NASD member.

      39. We have included this information in the appropriate notes to the Selling Stockholders table, insofar as we have the information and will provide the remaining information by amendment.

      40. We have deleted this.

      41. The quoted language has been deleted.

      42. Capital stock ownership was reflected as Series A-1 preferred stock as number of common shares authorized is insufficient to permit conversion. It would be inappropriate to reflect the ownership in terms of common shares until the shares are authorized. The authorization of sufficient common shares is not readily assured until such time as they are duly authorized and the proper documents filed in the state of incorporation. This same presentation was made in the March 31, 2005 financial statements, again because the underlying common shares had not been authorized.

      43. We have revised the financial statement disclosures in accordance with SFAS No. 128.

      44. We have revised the section in accordance with the comment.

      45. We have provided the disclosure requested.

      46. The erroneous reference has been corrected.

      47. We have filed the supplement, in compliance with the comment.

      48, 49, 50. We have complied with each comment.

                                            Cordially,

                                            /s/ David C. Fischer

                                            David C. Fischer
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------------------- ----------------------------------------------------------

    Division of                           UNITED STATES
Corporation Finance            SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549-0402
------------------- ----------------------------------------------------------





                                  May 13, 2005

Leonard Armato
Chief Executive Officer
AVP, Inc.
6100 Center Drive, Suite 900
Los Angeles, CA 90045

Re:      AVP, Inc.
         Registration Statement on Form SB-2
         File No. 333-124084

Dear Mr. Armato:

      We have reviewed your filing and have the following comments. Where indicated, we think you should revise your document in response to these comments. If you disagree, we will consider your explanation as to why our comment is inapplicable or a revision is unnecessary. Please be as detailed as necessary in your explanation. In some of our comments, we may ask you to provide us with supplemental information so we may better understand your disclosure. After reviewing this information, we may or may not raise additional comments.

      Please understand that the purpose of our review process is to assist you in your compliance with the applicable disclosure requirements and to enhance the overall disclosure in your filing. We look forward to working with you in these respects. We welcome any questions you may have about our comments or on any other aspect of our review. Feel free to call us at the telephone numbers listed at the end of this letter.

General

      1. We note that you currently do not have enough shares authorized to consummate this resale registration statement and thus your legal counsel cannot provide an opinion regarding the legality of the securities being registered. Supplementally advise us when the corporate actions necessary to authorize the issuance of the shares will take place.

      2. We note that you consummated a private placement on February 28, 2005. Supplementally provide us with a copy of the private placement memo for our review. In addition, please confirm whether this private placement has been completed.

      3. We noticed that Mr. Amato, your CEO, indicated in an article published on March 28, 2005 in Brandweek.com that he gave a million dollars in stock options to players. However, we do not see the issuances of stock options to players discussed in this prospectus. Please discuss this practice in an

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appropriate place in the prospectus. In addition, disclose all issuances of options to players that have occurred within the past three years and include the disclosure required for these transactions under Item 701 of Regulation S-B.

      4. We note an article in the PR Newswire published on March 7, 2005 that management may have hosted a series of media interviews to discuss the Company's strategies and growing scope of business opportunities. However, we do not see a discussion of the company's strategies and business opportunities discussed in this registration statement. To the extent practicable, disclose both the past and future financial condition and results of operations, with particular emphasis on the prospects for the future. This includes any known trends, events or uncertainties that are reasonably expected to have a material impact on revenues or income from continuing operations. Please disclose this information in an appropriate place in the prospectus.

      5. In this regard, supplementally advise whether management also discussed the Company's strategies and business opportunities to individuals other than the media.

Prospectus Cover Page

      6. Please cross-reference to the page that identifies the selling stockholders.

      7. Please disclose the price for the shares of common stock offered by the selling stockholders.

Notice About Forward Looking Statements, page 1

      8. The Private Securities Litigation Reform Act of 1995 does not apply to registrants that issue penny stock. Please revise to delete references to the Act, or revise to clarify that it does not apply to you.

Prospectus Summary, page 2

      9. Please quantify the percentage of revenue contributed by each of the business activities you list to the extent practicable.

      10. Disclose in this section your net losses for the most recent fiscal year and interim period.

      11. It is unclear what you are trying to summarize in the last two paragraphs on page 3. Please revise the disclosure to clarify to a potential investor how your prior transactions relate to the purpose of the current registration statement. It would also help if you add subheadings to highlight this purpose.

Risk Factors, page 4

      12. In some of your risk factor disclosure and subheadings, you allude to a risk but do not clearly state the risk to investors. Revise both the risk factor subheadings and disclosure to present the risks in terms that make it clear how your business would be affected by the risks.

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      13. Additionally, please revise to highlight the subheadings in this section with prominent type.

Risks Related to our Business, page 4

      14. Consider adding a risk factor describing the competition among various sports leagues for limited corporate advertising budgets, if material to your business.

      15. As you have never operated profitably, you should add a risk factor explaining your cash bum rate and the possibility that you may not be able to raise additional financing in the future.

Risks Relating to our Securities, page 5

      16. Please add a risk factor relating to dilution of your common stock upon conversion of the outstanding convertible notes, preferred stock, options and warrants, if applicable.

      17. Consider adding a risk factor relating to the potential voting control of your directors and executive officers, if applicable. We note on page 33 that your directors and executive officers beneficially own 80.87% of your common stock.

      18. To the extent remains applicable, add a risk factor detailing the concentration of voting power in the holders of the Series B preferred stock. Additionally, disclose the put right held by Series B holders that you describe in the Capitalization section on page 36.

Business, page 11
Our Business, page 13

      19. The first three paragraphs of this section include several unsupported statements regarding your competitive position, your fanbase and viewership, and the popularity of the sport. For example, you state that you own and operate "every significant" professional beach volleyball event in the United States. You also state that beach volleyball is "one of the most popular sports" at the Summer Olympics. Statements that cannot be objectively verified, should be deleted or characterized as the company's belief. Please revise accordingly.

      20. We note you expect to depend on a relatively small number of relationships for a majority of your revenue, including one sponsor who was responsible for 14% of revenue in 2004. Please file all material contacts as exhibits to this registration statement in accordance with Item 601(b)(10) of Regulation S-B. Also, identify the material sponsors by name and disclose the material terms of your agreements.

      21. You state that you had one national sponsor accounting for I4% of revenue in 2004. However, in the notes to the financial statements, we note that during 2004 and 2003 two sponsors accounted for 33% and 43% of sponsorship revenues, respectively. Please revise to clarify this discrepancy or advise why no revision is necessary.

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      22. We note that since so much of your business depends on the production and broadcast of your events on television, it appears the agreements with NBC and Fox are material contracts. Please file these distribution and production agreements as exhibits to the registration statement or supplementally explain why these agreements should not be considered material. To the extent material, also file the OLN agreement as well.

Competition, page 17

      23. You state that your exclusive player contracts significantly reduce the likelihood that an attempt to establish a competing professional beach tour in the United States during the term of the contracts would be successful. Please disclose in an appropriate place in this prospectus the material terms of the player contracts, including the duration, incentives provided to the player, and any restrictions on the player. Clarify whether each contract is negotiated individually. In addition, file a standard player contract as an exhibit to the registration statement as well as file any of the contracts of your key players.

      24. In this regard, please disclose any additional incentives that you provide to players that participate in the AVP Tour, such as prize money.

Management's Discussion and Analysis, page 19

      25. We note on page 20 that sponsorship revenue increased by 59% due to several factors. We also note on page 21 that merchandising revenues increased but profitability of sales decreased sharply. Please note that when a material change is the result of several factors or is offset by another factor, you should quantify the percentage change attributable to each cause to the extent practicable. Revise accordingly.

Liquidity and Capital Resources, page 24

      26. In addition to listing certain financial line item changes in this section, you should disclose the causes for these changes.

Executive Comnensation, page 30

      27. To make this section meaningful to investors, you should disclose the compensation of the executive officers of AVP, Inc. Refer to Item 402(a)(2)(iii) of Regulation S-B and Instruction 2 to this Item. Please note that you are required to provide this disclosure in the annual report you filed for the fiscal year ended December 31, 2004. Revise accordingly.

      28. Please supplementally explain what you mean by "fund-raising efforts" that Mr. Painter may provide to your company.

Certain Relationships and Related Transactions, page 33

      29. Please revise to clarify the dates of the "private placement" and "offering" as it relates to the agreement between MPE LLC and AVP. In addition, please disclose this transaction in the list of recent sales of unregistered securities and include the required information pursuant to Item 701 of Regulation S-B.

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Description of Securities, page 36,
Common Stock, page 36

      30. You state that you are currently authorized to issue 40 million shares of common stock and 2 million shares of preferred stock. However, we note in the certificate of incorporation that is listed as an exhibit to this registration statement that you only have 20 million shares of common stock and 1 million shares of preferred stock authorized. If the certificate of incorporation has been updated, please file it as an exhibit to this registration statement. If not, please revise to clarify the discrepancy as well as discuss the legal issues with your outstanding stock that would not have been duly authorized.

      31. We note shares of Series B Preferred Stock have preference over the common stock. Please revise to clarify here if the Series A Preferred Stock has dividend preference over common stock.

Series A Preferred Stock, page 37

      32. We note that the Series A Preferred Stock will convert automatically into your common stock once you amend your certificate of incorporation to increase your authorized common stock. Consider including this in your risk factor that addresses the effect on your share price once a large number of shares are available to the public, if material.

Selling Stockholder, page 53

      33. Consider including a row following the selling stockholder table totaling the various columns due to the large number of selling stockholders.

      34. Refer to the selling stockholder table. Please advise why the "percentage of outstanding shares beneficially owned before offering" exceed 100%.

      35. We note that you discuss in the footnotes to the table the individual lock-up arrangements with various selling stockholders and Maxim. Please advise whether Maxim is participating in the resale of the common stock for the selling stockholders. In addition, please file the lock-up agreements with the specific selling shareholders as an exhibit to this registration statement.

      36. Disclose that all the selling stockholders maybe deemed underwriters.

      37. Please revise the first full paragraph on page 40 to clarify that any broker-dealers who participate in the distribution of the common stock "are" underwriters.

      38. Supplementally advise us as to whether any selling stockholders are broker-dealers or affiliates of broker-dealers.

      39. Please identify the natural person or persons who have voting and/or investment control over any selling stockholders. See Rule 13d-3 and interpretation 4S of the Regulation S-K section of the March 1999 supplement to

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the publicly available telephone interpretation manual and interpretation 1.60 of the July 1997 publicly available telephone interpretation manual.

Available Information, page 48,

      40. We note that statements contained in this prospectus regarding the contents of any contract or any other document are not necessarily complete. You may refer readers to the related documents for a more complete reading or understanding, but should not infer that the prospectus does not contain all material information from those documents, even if summarized, or that the statements made in the prospectus are in any way inaccurate. Please revise accordingly.

      41. Supplementally explain the nature of "certain portions have been omitted in accordance with the rules and regulations of the SEC." The prospectus should contain all material information. Please revise to clarify this point here.

Subsequent Event, page F-7

      42. You state that the Series A Convertible Preferred Stock will convert automatically into common stock upon authorization of a sufficient amount of common stock. It appears that the authorization of sufficient common shares is assured based upon relative ownership and voting interests. Please revise the filing to clarify.

Pro-forma Net Loss per Common Share, page F-14

      43. We note the disclosures included on page F-I4. However, please also revise to disclose your calculation of weighted average shares. Your calculation should disclose the number of outstanding options, warrants and shares issuable upon conversion of outstanding convertible debt or preferred stock, that could potentially dilute basic earnings per share in the future, but that were not included in the computation of diluted earnings per share for the periods presented in your financial statements because their impact was anti-dilutive for the periods presented in your financial statements. Refer to the requirements of paragraph 40 of SFAS No_128.

Part II
Item 26, Recent Sales

      44. Please revise this section to clearly provide the facts relied upon to make the exemption under Section 4(2) of the Securities Act available for all of the transactions listed in this section. For example, it is not clear how the private investors were identified for the offerings that took place during the months of June through August 2004 as well as in the private placement on February 28, 2005. We also note in Othnet's annual report filed on August 13, 2004 that Othnet disclosed the private financing required as a condition to the merger. As such, it is not clear whether this disclosure assisted in the solicitation of investors for the private placements. Please supplementally advise.

      45. We note on page 9 that you have issued a number of options under your stock option plans. Please disclose all issuances of options that have occurred within the past three years and describe the transaction and the type and amount of consideration received. In addition, indicate the exemption you relied upon from registering the stock options.

Item 27, Exhibits

      46. You incorporated by reference to the Merger Agreement dated as of June 29, 2004 filed as an exhibit to the annual report filed by Othnet for the year ended April 30, 2004. However, it does not appear that the Merger Agreement was filed with the Form 10-K on April 13, 2004. Please file this Merger Agreement as an exhibit to this registration statement or supplementally advise.

      47. We note that Othnet and AVP amended the merger agreement in November 10, 2004. Please file the November 10, 2004 supplement to the Merger Agreement as an exhibit to the registration statement

Other

      48. The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X. The financials may be updated by adding an additional column to your financial statements representing the March 31, 2005 end of quarter balances.

      49. Please provide a currently dated signed consent from the independent public accountant in the amendment.

Signatures

      50. The registration statement must be signed by your principal financial officer. See Instructions to Signatures on Form SB-2.

Closing

      As appropriate, please amend your registration statement in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested supplemental information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

      We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the company and its management are in possession of all facts relating to a company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

      Notwithstanding our comments, in the event the company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

o the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in connection with our review of your filing or in response to our comments on your filing.

      We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above registration statement. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

      We direct your attention to Rules 460 and 461 regarding requesting acceleration of a registration statement. Please allow adequate time after the filing of any amendment for further review before submitting a request for acceleration. Please provide this request at least two business days in advance of the requested effective date.

      You may contact Juan Migone at (202) 551-3312 or Margery Reich at (202) 551-3347 if you have questions regarding comments on the financial statements and related matters. Please contact Mathew C. Bazley at (202) 551.3382, or me, at (202) 551-3348 with questions.

                                                     Sincerely,


                                                     Jennifer G. Williams
                                                     Special Counsel

cc:      Via Facsimile: (212) 214-0686
         David C. Fischer
         Loeb & Loeb LLP
         345 Park Avenue
         New York, NY 10154